DEBENTURES	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Debt Disclosure [Abstract]
DEBENTURES

NOTE 7 – SHORT TERM LOAN AND DEBENTURES

On February 7, 2017, the Company entered into a 90 day Loan Agreement with Viskoben Limited to borrow $200 at a quarterly interest rate of ten percent (10.0%), or thirty percent (30.0%) if calculated annually (the “Viskoben Note”)

On February 14, 2017, the Company received an additional $250 under its private placement of securities closed on October 25, 2016 (the “October Financing”) and issued warrants to purchase up to 25,642 shares of its common stock at an exercise price equal to the lesser of (i) 80% of the per share price of the Company’s common stock in a public offering of up to $15 million of its securities (the “Public Offering”), (ii) $9.75 per share (the deemed aggregate exercise price), (iii) 80% of the unit price offering price in the Public Offering, or (iv) the exercise price of any warrants issued in the Public Offering, pursuant to the amendment of the October Financing.  On March 14, 2017, the Company amended the terms of the October Financing, thereby agreeing to issue to the investor shares of the Company’s common stock, notes and warrants, in exchange for up to $1,500 (an increase of $500). On the same date, the Company received an additional $250 and issued warrants to purchase up to 25,642 shares of its common stock at an exercise price equal to the lesser of (i) 80% of the per share price of its common stock in the Public Offering, (ii) $9.75 per share (the deemed aggregate exercise price), (iii) 80% of the unit price offering price in the Public Offering, or (iv) the exercise price of any warrants issued in the Public Offering, pursuant to the amendment of the October Financing.

On March 24, 2017, the Company and five of the six holders of the Debentures, representing an aggregate principal balance of $2,000, entered into a First Amendment to Senior Debenture (the “Debenture Amendment”), thereby amending the Debentures to provide that some or all of the principal balance, and accrued but unpaid interest thereon, is convertible into shares of the Company’s common stock at the holders’ election, with such right to convert beginning on the six (6) month anniversary of the Debenture Amendment and ending ten (10) days prior to the date the Debenture matures. The conversion price shall be (a) equal to 80% of the average reported closing price of the Company’s common stock on The NASDAQ Capital Market, calculated using the five (5) trading days immediately following the up-list to The NASDAQ Capital Market, or (b) if the up-list has not occurred, equal to 80% of the average reported closing price of the Company’s common stock on the OTCQB Venture Marketplace, calculated using the five (5) trading days immediately preceding the date of the conversion notice.

NOTE 10 – DEBENTURES

Beginning in November 2015, the Company conducted an offering of up to $3,000 of the Company’s Senior Debentures and warrants to purchase up to 61,544 shares of Common Stock, in proportion pro rata to each Subscriber’s subscription amount relative to the total offering amount, with 50% of the Debenture Offering Warrants exercisable at a price per share of $6.5 and the other 50% of the Debenture Offering Warrants exercisable at price per share of $9.75. The Debenture Offering Securities were offered pursuant to subscription agreements with each investor (the “Debenture Offering Subscription Agreement”). Pursuant to the Debenture Offering Subscription Agreements, the investors in the Debenture Offering shall have the right to collectively designate one observer or member to the Company’s Board of Directors. On December 23, 2015, the Company completed the Debenture Offering and entered into Debenture Offering Subscription Agreements with investors representing aggregate gross proceeds to the Company of $3,000.

During the year ended December 31, 2016, the Company recorded amortization expenses in the amounts of $298, in respect of the discounts recorded on the debentures. During the year ended December 31, 2015, the Company recorded amortization expenses in the amounts of $11, in respect of the discounts recorded on the debentures.